Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property and equipment, net
Property and equipment, gross	¥ 69,428,723		¥ 80,330,279
Less: accumulated depreciation and amortization	(32,924,739)		(42,211,063)
Property and equipment, net	36,503,984	$ 5,728,272	38,119,216
Building
Property and equipment, net
Property and equipment, gross	53,049,213		53,049,213
Computer equipment
Property and equipment, net
Property and equipment, gross	2,993,047		3,954,697
Furniture, fixtures and office equipment
Property and equipment, net
Property and equipment, gross	1,604,816		1,769,409
Motor vehicles
Property and equipment, net
Property and equipment, gross	1,469,021		1,986,506
Software
Property and equipment, net
Property and equipment, gross	1,701,584		1,729,921
Leasehold Improvements
Property and equipment, net
Property and equipment, gross	¥ 8,611,042		¥ 17,840,533